Jennifer L. Butler Secretary Washington Mutual Investors Fund (213) 486-9200 jenb@capgroup.com

July 7, 2014

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re: Washington Mutual Investors Fund

File Nos. 002-11051 and 811-00604

Dear Sir or Madam:

Pursuant to Rule 497(j), I hereby certify that no changes have been made to the form of prospectus and Statement of Additional Information since the electronic filing on June 30, 2014 of the Registrant’s Post-Effective Amendment No. 127 under the Securities Act of 1933 and Amendment No. 55 under the Investment Company Act of 1940.

If you have any questions please do not hesitate to contact me at (202) 945-6339 or Erik A. Vayntrub at (213) 486-9108.

Sincerely,

/s/ Jennifer L. Butler

Jennifer L. Butler